Income Taxes (Details) - Schedule of current and deferred portions of the income tax expense - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of current and deferred portions of the income tax expense [Abstract]
Current	$ 3,069	$ 53,239
Deferred		1,128
Income tax expense	$ 3,069	$ 54,367